Investments - Cost, Amortized Cost, and Fair Value of Fixed Maturity Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cost or Amortized Cost
Total	$ 31,969	$ 77,093
Fair Value
Total	35,648	$ 85,748
Fixed maturity securities
Cost or Amortized Cost
Due in one year or less	1,135
Due after one year through five years	9,158
Due after five years through ten years	5,410
Due after ten years	13,137
Total Cost or Amortized Cost, Contractual maturity	28,840
Fair Value
Due in one year or less	1,162
Due after one year through five years	9,983
Due after five years through ten years	5,788
Due after ten years	15,092
Total Fair Value, Contractual maturity	32,025
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	3,129
Fair Value
Fair Value	$ 3,623